OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Foreign Currency Not Registered Coverage [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage [Line Items]
Current liabilities	$ 2,937
Non-current liabilities
Total derivatives of no coverage	2,937
Total derived not qualify as hedge accounting [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage [Line Items]
Current liabilities	2,937
Non-current liabilities
Total derivatives of no coverage	$ 2,937